EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Calculation of basic earnings per share:
Net income available to PLC's common shareowners	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Average shares issued and outstanding									84,309,804		85,638,080		79,579,777
Issuable under various deferred compensation plans (in shares)									898,808		928,989		908,917
Weighted shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Per share:
Net income available to PLC's common shareowners - basic (in dollars per share)	$ 1.03	$ 0.98	$ 1.01	$ 0.68	$ 0.94	$ 0.64	$ 0.29	$ 0.73	$ 3.70		$ 2.60		$ 3.10
Calculation of diluted earnings per share:
Net income available to PLC's common shareowners	$ 86,034	$ 82,857	$ 87,623	$ 58,878	$ 81,383	$ 55,762	$ 25,032	$ 63,137	$ 315,392	[1]	$ 225,314	[1]	$ 249,137	[1]
Weighted shares outstanding - basic	83,205,456	84,722,232	86,346,216	86,603,228	86,600,622	86,603,569	86,562,379	86,500,199	85,208,612		86,567,069		80,488,694
Stock appreciation rights ("SARs") (in shares)									468,810		467,170		364,691
Issuable under various other stock-based compensation plans (in shares)									122,027		134,379		138,514
Restricted stock units (in shares)									675,780		507,239		257,366
Weighted shares outstanding - diluted	84,464,572	86,004,571	87,653,731	87,820,085	87,781,602	87,701,592	87,666,035	87,551,386	86,475,229		87,675,857		81,249,265
Per share:
Net income available to PLC's common shareowners - diluted (in dollars per share)	$ 1.02	$ 0.96	$ 1.00	$ 0.67	$ 0.93	$ 0.64	$ 0.29	$ 0.72	$ 3.65		$ 2.57		$ 3.07
Antidilutive securities (in shares)									1,440,047		1,455,395		1,556,873

[1]	Protective Life Corporation ("PLC")